Fair Value Measurements (Tables)	6 Months Ended
Jan. 26, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at January 26, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	January 26, 2021
Liabilities:

FPA liability	3	$3,752,168
Warrant Liability – Public Warrants	3	$36,429,930
Warrant Liability – Private Placement Warrants	3	$18,391,549

Summary Of Quantitative Information Regarding Level 3 Fair Value Measurements
The following table presents the quantitative information regarding Level 3 fair value measurements:

January 26, 2021 (Initial measurement)

Unit price	$10.90
Term to initial Business Combination (in years)	1.0
Volatility	10.0%
Risk-free rate	0.58%
Dividend yield	0.0%

Summary Of Changes In The Fair Value
T
he following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement Warrants	Public Warrants	Total Warrant Liabilities	FPA liability

Fair value as of July 16, 2020 (inception)	$—	$—	$—	$—

Initial measurement on January 26, 2021	18,391,549	36,429,930	54,821,479	3,752,168

Fair value as of January 26, 2021	$18,391,549	$36,429,930	$54,821,479	$3,752,168